Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 90,517	$ 61,271
Indirect taxes payable	52,018	4,974
Employee related accruals	32,372	14,321
Other payables and accruals	6,286	4,174
Foreign exchange forward contracts	0	12,216
Accounts payable and accrued liabilities	$ 181,193	$ 96,956